Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Sep. 30, 2020
C000222147
Account Value [Line Items]
Line Graph and Table Measure Name	CCT Thematic Equity Fund, Institutional Shares
Account Value	$ 34,394,884	$ 31,126,744	$ 26,649,142	$ 24,149,173	$ 27,350,985	$ 20,000,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 35,545,342	$ 30,675,737	$ 26,214,413	$ 23,217,045	$ 25,936,191	$ 20,000,000